SIGNIFICANT ACCOUNTING POLICIES (Schedule of Consolidated Statements of Financial Position) (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)		Jun. 30, 2020 CAD ($)	Jun. 30, 2019 USD ($)		Jun. 30, 2019 CAD ($)
Disclosure of subsidiaries [line items]
Cash	$ 46,441,482	$ 29,824,146	[1]		$ 21,280,631	[1]
Other Current assets		24,303,019			8,668,806
Non-Current assets		77,085,086			64,990,881
Total assets	126,819,124	131,212,251	[1]		94,940,318	[1]
Current liabilities	1,094,567	1,499,501	[1]		1,608,677	[1]
Non-current liabilities					201,054
Total liabilities	1,094,567	1,499,501	[1]		1,809,731	[1]
Share Capital	149,629,543	145,904,310	[1]		114,621,944	[1]
Share-based payment reserve	16,564,197	16,813,906	[1]		15,265,578	[1]
Accumulated other comprehensive income	13,641,379	7,669,888	[1]		9,797,021	[1]
Retained earnings	(54,106,972)	(40,633,984)	[1]		(46,541,710)	[1]
Non-controlling interests	(3,590)	(41,370)	[1]		(12,246)	[1]
Total shareholder's equity	125,724,557	129,712,750	[1]		93,130,587	[1]
Total liabilities and shareholder's equity	$ 126,819,124	$ 131,212,251	[1]		$ 94,940,318	[1]
CAD [Member]
Disclosure of subsidiaries [line items]
Cash				$ 40,644,346			$ 27,849,961
Other Current assets				33,120,154			11,344,868
Non-Current assets				105,051,558			85,053,566
Total assets				178,816,058			124,248,395
Current liabilities				2,043,514			2,105,272
Non-current liabilities							263,120
Total liabilities				2,043,514			2,368,392
Share Capital				191,563,628			150,005,738
Share-based payment reserve				22,057,385			19,978,062
Accumulated other comprehensive income				6,599,738			3,264,901
Retained earnings				(43,398,714)			(51,331,013)
Non-controlling interests				(49,493)			(37,685)
Total shareholder's equity				176,772,544			121,880,003
Total liabilities and shareholder's equity				$ 178,816,058			$ 124,248,395

[1]	Restated for change in presentation currency (note 2(c))